TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV
The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts receivable	$13,390	$10,732
Other receivables, current	794	—
Accounts payable	232	8
Contract liabilities, current portion	218	58,852
Contract liabilities, net of current portion	—	4,319
Refund liabilities (Note 6)	18,229	22,146

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Revenue	$99,694	$76,216	$14,733
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Prepayment for purchases	$—	$15,009
Convertible notes (Note 11)	207,000	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Payments for purchases of silicon wafer	$121,770	$87,228	$10,392
Contractual interest expense on 2027 Notes	15,525	5,822	—
Related-party transactions with Huansheng JV are as follows:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts payable	$9,920	$38,452

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Payments made to investee for products/services	$226,118	$331,004	$249,670